Cover	12 Months Ended
Mar. 31, 2026
Cover [Abstract]
Document Type	PRER14A
Amendment Flag	true
Entity Registrant Name	VivoSim Labs, Inc.
Entity Central Index Key	0001497253
Amendment Description	This Amendment No. 1 to Schedule 14A is being filed to provide the range of the reverse stock split ratio in Proposal 4 of the Registrant’s Preliminary Proxy Statement on Schedule 14A that was filed on August 10, 2026.